Operating Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Leases, Rent Expense, Sublease Rentals	$ 695
Operating Leases, Rent Expense, Net, Total	81,536	45,920
Operating Lease Monthly Payments	3,200
Effective From February 1,2013 [Member]
Operating Lease Monthly Payments	$ 5,950